Summary of Significant Accounting Policies - Recent Accounting Pronouncements Adopted (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Deferred implementation cost, current	$ 1.0
Deferred implementation cost, non-current	1.1
Deferred Implementation Costs	$ 0.3